Stock Options and Warrants - Summary of Changes in Options Outstanding and Related Exercise Prices (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	23,637,693
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	6 years 2 months 27 days
Options Outstanding, Weighted Average Exercise Price	$ 0.96
Options Exercisable and vested, Number Exercisable	18,958,403
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	5 years 9 months 22 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 0.97
$0.18-$0.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	$ 0.18
Options Outstanding Exercise Prices, Upper Range Limit	$ 0.50
Options Outstanding, Number Outstanding	5,265,300
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	7 years 1 month 6 days
Options Outstanding, Weighted Average Exercise Price	$ 0.37
Options Exercisable and vested, Number Exercisable	2,727,860
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	5 years 5 months 9 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 0.42
$0.51-$0.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	$ 0.51
Options Outstanding Exercise Prices, Upper Range Limit	$ 0.75
Options Outstanding, Number Outstanding	9,258,093
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	5 years 11 months 5 days
Options Outstanding, Weighted Average Exercise Price	$ 0.62
Options Exercisable and vested, Number Exercisable	8,898,143
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	5 years 10 months 24 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 0.62
$0.76-$1.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	$ 0.76
Options Outstanding Exercise Prices, Upper Range Limit	$ 1.00
Options Outstanding, Number Outstanding	1,817,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 3 months 29 days
Options Outstanding, Weighted Average Exercise Price	$ 0.99
Options Exercisable and vested, Number Exercisable	1,794,000
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	3 years 3 months 11 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 0.99
$1.01-$1.58 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	$ 1.01
Options Outstanding Exercise Prices, Upper Range Limit	$ 1.58
Options Outstanding, Number Outstanding	1,967,300
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	6 years 3 months 26 days
Options Outstanding, Weighted Average Exercise Price	$ 1.35
Options Exercisable and vested, Number Exercisable	1,702,400
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	6 years 3 months 4 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 1.36
$1.59-$3.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	$ 1.59
Options Outstanding Exercise Prices, Upper Range Limit	$ 3.20
Options Outstanding, Number Outstanding	5,330,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	6 years 10 months 24 days
Options Outstanding, Weighted Average Exercise Price	$ 1.97
Options Exercisable and vested, Number Exercisable	3,836,000
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	6 years 3 months 4 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 1.99